Investment Strategy	Jun. 30, 2025
Palmer Square Credit Opportunities ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities (the “80% Policy”). The Fund may invest in domestic and foreign debt securities of any maturity and credit quality, including securities rated below investment grade and unrated securities determined by the Fund’s investment advisor to be of comparable credit quality (commonly referred to as “high yield securities” or “junk bonds”). The types of debt securities in which the Fund may invest include, but are not limited to, (i) collateralized debt obligations (“CDOs”), collateralized loan obligations (“CLOs”) and other similar types of asset-backed and mortgage-backed securities of various tranches or classes, (ii) corporate bonds, notes and debentures, (iii) securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored entities, (iv) senior secured floating rate and fixed rate loans or debt, and (v) second lien or other subordinated or unsecured floating rate and fixed rate loans or debt. The Fund may invest a significant portion of its assets in one or more investment types. Some of the loans in which the Fund may invest or get exposure to through its investments in CDOs, CLOs or other types of structured securities may be “covenant lite” loans. The Fund may invest in both U.S. dollar denominated and non-U.S. dollar denominated loans and securities, as well as securities of foreign issuers.

Asset-backed securities are pass-through certificates and other instruments secured by financial, physical and/or intangible assets. Such assets may include loans or leases secured by motor vehicles or other equipment, consumer receivables from sources such as credit cards or student loans, or cash flows from operating assets such as royalties and leases. Mortgage-backed securities in which the Fund may invest include those issued or guaranteed by federal agencies and/or U.S. Government sponsored instrumentalities, such as the Government National Mortgage Administration (“Ginnie Mae”), the Federal Housing Administration (“FHA”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). The Fund may also invest in commercial mortgage-backed securities (“CMBS”) and collateralized mortgage-backed securities (“CMOs”) issued or guaranteed by private entities.

For the purposes of achieving the Fund’s investment objectives, hedging risks, and enhancing liquidity, the Fund may also employ derivatives, such as: puts and calls on U.S. Treasury futures; options, swaps, and other interest rate derivatives; and credit default swaps on selected entities or indexes (where the Fund may act as either buyer or seller). The Fund’s investments in derivatives and other synthetic instruments that have economic characteristics similar to debt securities in which the Fund may invest directly will be treated as debt securities for purposes of the 80% policy.

The Fund is actively managed and does not seek to replicate the composition or performance of any index. Accordingly, portfolio management has discretion to manage the Fund’s portfolio in accordance with the Fund’s investment objectives. In pursuing the Fund’s investment objectives, Palmer Square Capital Management LLC (the “Advisor”) uses a blend of top-down analysis which includes macro analysis e.g., market, economic and geopolitical factors, relative value analysis across different asset classes, and monitoring of industry and sector trends, and bottom-up analysis which involves individual issuer and management analysis and security/transaction evaluation that seeks to identify debt securities that it believes can provide highly competitive rate yields and total return over the long term with relatively mitigated credit risk. The Advisor seeks to mitigate risk through bottom-up analysis of credit risk, diversification and hedging.

The Fund’s investment strategy may involve active and frequent trading of portfolio securities.

The Fund is non-diversified, which means it may invest a greater portion of its assets in fewer issuers than would otherwise be the case.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities (the “80% Policy”).
Palmer Square CLO Senior Debt ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund uses a “passive management” (or indexing) approach to track the performance, before the Fund’s fees and expenses, of the Palmer Square CLO Senior Debt Index (the “Index”). The Index is a rules-based observable pricing and total return index for CLO debt for sale in the United States rated at the time of issuance as AAA or AA by at least one of the major rating agencies or an equivalent rating as determined by Palmer Square Capital Management LLC (the “Advisor”). Such debt is often referred to as the senior tranches of a CLO. The Advisor uses an indexing strategy to achieve the Fund’s objective. As a result, the Fund does not seek to “beat” the Index and does not take temporary or defensive positions when markets decline or appear overvalued.

To be eligible for inclusion in the Index, CLOs must be floating rate U.S. dollar-denominated tranches of “Arbitrage” CLOs collateralized by broadly syndicated loans originally rated AAA or AA (or an equivalent rating) with closing dates on or after January 1, 2009, with a minimum size of $500 million ($600 million prior to December 31, 2012). The CLO tranches eligible for inclusion in the Index include the top 50% of deals based on the per quarter deal issuance size. The CLOs must be managed by managers who manage at least three outstanding CLOs, at least two of which commenced on or after January 1, 2009. If the manager has more than two deals issued in one calendar year, the two largest deals based on par outstanding will be included in the Index. Eligible Index components are assigned a “diversity score” by Moody’s based on the diversification of the underlying loan assets of the CLO. CLOs with a diversity score of less than 45 during their reinvestment period are excluded from the Index. There is no limit to the number of components in the Index and individual weightings are based on market value. As of June 30, 2025, the Index was comprised of 740 CLOs, which are each in turn each comprised of a large number of loans. While the Fund may concentrate its industry exposure to extent of the Index, the Index is highly diversified as to issuers and industries.

Arbitrage CLOs are a pool of broadly syndicated loans which seek to capture the excess between (i) money coming from payment relating to interest and principal on underlying loans, and (ii) money going out in costs such as management fees. The following types of CLOs are not eligible for inclusion in the Index: (i) “Middle-market” CLOs which are collateralized by loans to small or medium-sized firms and/or by loans of a small or medium size, (ii) fixed rate, revolver, combo or step up notes, (iii) asset-backed CDOs collateralized by residential, commercial or consumer credit loans, (iv) emerging market CLOs collateralized by loans to or securities of emerging markets issuers and (v) “Balance Sheet” CLOs, which are loans securitized by the issuer.

The Fund does not hold all securities in the Index. The Fund uses a “representative sampling” index strategy, which involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market value and industry weightings), fundamental characteristics (such as return variability, duration, maturity, credit ratings or yield) and liquidity measures similar to those of the Index. Under normal circumstances, the Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in the component securities of the Index. At times, the Fund may utilize different techniques to track the Index, including: (i) purchasing securities not contained in the Index that the Advisor believes are appropriate to substitute for securities in the Index, (ii) overweighting or underweighting component securities of the Index, and (iii) purchasing or selling securities in the Index in anticipation of their addition to or removal from the Index. Securities that are not components of the Index may include other CLOs and debt securities or pooled vehicles such as mutual funds or exchange-traded funds that the Advisor believes are consistent with tracking the Index.

The Index is rebalanced at the close of the last business day of each quarter, following the U.S. holiday calendar. Refinancing transactions are included in rebalances at the close of the last business day of each month, following the U.S. holiday calendar. The Fund rebalances its portfolio in accordance with the Index. Therefore, any changes to the Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule. The Index is sponsored by the Advisor. The Index is calculated by NYSE Group, Inc. or its affiliates and is available for licensed users.

The Fund’s investment strategy may involve active and frequent trading of portfolio securities.

The Fund is non-diversified, which means it may invest a greater portion of its assets in fewer issuers than would otherwise be the case.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in the component securities of the Index.
Palmer Square CLO Debt ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund uses a “passive management” (or indexing) approach to track the performance, before the Fund’s fees and expenses, of the Palmer Square CLO Debt Index (the “Index”). The Index is a rules-based observable pricing and total return index for CLO debt for sale in the United States rated, at the time of issuance, as A, BBB, or BB by at least one of the major ratings agencies or an equivalent rating as determined by Palmer Square Capital Management LLC (the “Advisor”).

To be eligible for inclusion in the Index, CLOs must be floating rate U.S. dollar-denominated tranches of “Arbitrage” CLOs collateralized by broadly syndicated loans originally rated A, BBB or BB (or an equivalent rating) with closing dates on or after January 1, 2009, with a minimum size of $500 million ($600 million prior to December 31, 2012). Bonds rated below BBB are considered below investment grade (commonly referred to as “high yield securities” or “junk bonds”). The CLO tranches eligible for inclusion in the Index include the top 50% of deals based on the per quarter deal issuance size. The CLOs must be managed by managers who manage at least three outstanding CLOs, at least two of which commenced on or after January 1, 2009. If the manager has more than two deals issued in one calendar year, the two largest deals based on par outstanding will be included in the Index. Eligible Index components are assigned a “diversity score” by Moody’s based on the diversification of the underlying loan assets of the CLO. CLOs with a diversity score of less than 45 during their reinvestment period are excluded from the Index. There is no limit to the number of components in the Index and individual weightings are based on market value. As of June 30, 2025, the Index was comprised of 1,113 CLOs, which are each in turn each comprised of a large number of loans. While the Fund may concentrate its industry exposure to extent of the Index, the Index is highly diversified as to issuers and industries.

Arbitrage CLOs are a pool of broadly syndicated loans which seek to capture the excess between (i) money coming from payment relating to interest and principal on underlying loans, and (ii) money going out in costs such as management fees. The following types of CLOs are not eligible for inclusion in the Index: (i) “Middle-market” CLOs which are collateralized by loans to small or medium-sized firms and/or by loans of a small or medium size, (ii) fixed rate, revolver, combo or step up notes, (iii) asset-backed CDOs collateralized by residential, commercial or consumer credit loans, (iv) emerging market CLOs collateralized by loans to or securities of emerging markets issuers and (v) “Balance Sheet” CLOs, which are loans securitized by the issuer.

The Fund does not hold all securities in the Index. The Fund uses a “representative sampling” index strategy, which involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market value and industry weightings), fundamental characteristics (such as return variability, duration, maturity, credit ratings or yield) and liquidity measures similar to those of the Index. Under normal circumstances, the Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in the component securities of the Index. At times, the Fund may utilize different techniques to track the Index, including: (i) purchasing securities not contained in the Index that the Advisor believes are appropriate to substitute for securities in the Index, (ii) overweighting or underweighting component securities of the Index, and (iii) purchasing or selling securities in the Index in anticipation of their addition to or removal from the Index. Securities that are not components of the Index may include other CLOs and debt securities or pooled vehicles such as mutual funds or exchange-traded funds that the Advisor believes are consistent with tracking the Index.

The Index is rebalanced at the close of the last business day of each quarter, following the U.S. holiday calendar. Refinancing transactions are included in rebalances at the close of the last business day of each month, following the U.S. holiday calendar. The Fund rebalances its portfolio in accordance with the Index. Therefore, any changes to the Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule. The Index is sponsored by the Advisor. The Index is calculated by NYSE Group, Inc. or its affiliates and is available for licensed users.

The Fund’s investment strategy may involve active and frequent trading of portfolio securities.

The Fund is non-diversified, which means it may invest a greater portion of its assets in fewer issuers than would otherwise be the case.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in the component securities of the Index.